Subsequent Events - Additional Information (Details) $ in Millions	1 Months Ended
Jan. 31, 2021 USD ($)
Subsequent Event [Line Items]
Proceeds from loan	$ 2.7
Convertible Debt [Member]
Subsequent Event [Line Items]
Proceeds from loan	1.1
Notes Payable, Other Payables [Member] | 2021 Credit Agreement
Subsequent Event [Line Items]
Proceeds from loan	$ 1.9
Fixed interest rate	5.45%